Schedule of Investments (unaudited)
February 28, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
AeroVironment, Inc.(a)	105,439	$ 26,596,988
Kratos Defense & Security Solutions, Inc.(a)	502,359	43,293,298
		69,890,286
Automobiles — 2.4%
Hyundai Motor Co.	105,092	49,269,686
Tesla, Inc.(a)	270,657	108,942,149
		158,211,835
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	567,425	119,159,250
MercadoLibre, Inc.(a)	26,417	46,429,991
		165,589,241
Capital Markets — 0.3%
Robinhood Markets, Inc., Class A(a)	295,976	22,449,780
Communications Equipment — 3.9%
Arista Networks, Inc.(a)	758,237	101,224,639
Cisco Systems, Inc.	608,924	48,385,101
Lumentum Holdings, Inc.(a)(b)	150,381	105,403,547
		255,013,287
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(c)(d)	2,241	—
Electrical Equipment — 2.6%
Siemens Energy AG	442,193	85,642,956
Vertiv Holdings Co., Class A	342,606	87,326,843
		172,969,799
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	69,082	23,181,847
Coherent Corp.(a)	128,085	33,165,049
Corning, Inc.	379,813	57,116,279
Elite Material Co. Ltd.	636,000	48,706,600
Flex Ltd.(a)	740,326	46,655,344
		208,825,119
Entertainment — 1.7%
Spotify Technology SA(a)	93,869	48,336,903
Take-Two Interactive Software, Inc.(a)	292,241	61,803,126
		110,140,029
Financial Services — 0.1%
Klarna Group PLC(a)	307,200	4,165,632
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	930,406	290,063,375
Meta Platforms, Inc., Class A	226,517	146,823,789
		436,887,164
IT Services — 2.9%
Farmer’s Business Network, Inc.(a)(c)	194,200	200,026
International Business Machines Corp.	77,278	18,562,948
MongoDB, Inc., Class A(a)	116,054	38,120,257
Snowflake, Inc., Class A(a)	787,865	132,684,345
		189,567,576
Media — 0.8%
EchoStar Corp., Class A(a)	456,188	52,703,400
Semiconductors & Semiconductor Equipment — 44.6%
Advanced Micro Devices, Inc.(a)	730,349	146,223,173
Advantest Corp.	1,365,600	236,480,283
ASE Technology Holding Co. Ltd.	2,783,000	33,533,968
ASML Holding NV	52,424	76,245,885
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	1,502,119	$ 480,002,126
Credo Technology Group Holding Ltd.(a)	321,263	36,068,197
Intel Corp.(a)	2,190,013	99,886,493
Lam Research Corp.	1,204,250	281,662,033
Monolithic Power Systems, Inc.	129,300	147,756,282
NVIDIA Corp.	4,442,758	787,212,290
SK hynix, Inc.	397,910	294,211,669
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	864,432	323,798,939
		2,943,081,338
Software — 11.7%
Cadence Design Systems, Inc.(a)	137,160	41,340,024
Crowdstrike Holdings, Inc., Class A(a)	193,460	71,963,251
Databricks, Inc. (Acquired 07/24/20, cost $5,122,891)(a)(c)(d)	319,983	57,187,361
Datadog, Inc., Class A(a)	216,504	24,239,788
Microsoft Corp.	910,100	357,432,674
Oracle Corp.	598,902	87,080,351
Palantir Technologies, Inc., Class A(a)(b)	232,697	31,923,701
Palo Alto Networks, Inc.(a)	481,364	71,684,727
Rubrik, Inc., Class A(a)	535,054	27,801,406
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(c)(d)	149,520	508,368
		771,161,651
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $1,414,399)(a)(c)(d)	304,000	99,010
Technology Hardware, Storage & Peripherals — 11.3%
Apple Inc.	1,520,460	401,675,123
Samsung Electronics Co. Ltd.	2,062,128	308,641,448
Western Digital Corp.	134,999	37,759,220
		748,075,791
Wireless Telecommunication Services — 1.2%
SoftBank Group Corp.	3,140,200	80,407,832
Total Common Stocks — 96.9% (Cost: $3,227,583,712)		6,389,238,770
Preferred Securities
Preferred Stocks — 3.2%
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, cost $6,867,746)(a)(c)(d)	2,371	—
Interactive Media & Services — 0.4%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $9,487,385)(a)(c)(d)	94,889	24,771,723
Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series C, (Acquired 09/09/19, cost $2,698,454)(a)(c)(d)	581,814	22,108,932
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, cost $9,804,574)(a)(c)(d)	184,153	5,642,448
Series E-2, (Acquired 10/22/25, cost $3,000,000)(a)(c)(d)	138,276	4,112,328
		31,863,708
Software — 2.3%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $35,749,947)(a)(c)(d)	253,604	65,718,940

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Databricks, Inc.
Series F, (Acquired 10/22/19, cost $3,700,005)(a)(c)(d)	258,450	$ 46,190,184
Series G, (Acquired 02/01/21, cost $12,500,003)(a)(c)(d)	211,425	37,785,876
Unqork, Inc.
Series A, (Acquired 03/05/21, cost $194,941)(a)(c)(d)	7,120	26,415
Series B, (Acquired 03/05/21, cost $314,315)(a)(c)(d)	11,480	49,594
Series C, (Acquired 09/18/20, cost $8,323,340)(a)(c)(d)	304,000	1,814,880
Series Seed, (Acquired 03/05/21, cost $489,544)(a)(c)(d)	17,880	62,044
Series Seed A, (Acquired 03/05/21, cost $180,704)(a)(c)(d)	6,600	22,770
		151,670,703
Total Preferred Securities — 3.2% (Cost: $93,310,958)		208,306,134
Warrants(a)(c)
Software — 0.0%
Constellation Software, Inc., (Issued/Exercisable 08/22/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 100.1% (Cost: $3,320,894,670)		6,597,544,904
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	64,510,294	$ 64,542,549
Total Short-Term Securities — 1.0% (Cost: $64,542,433)		64,542,549
Total Investments — 101.1% (Cost: $3,385,437,103)		6,662,087,453
Liabilities in Excess of Other Assets — (1.1)%		(69,910,236)
Net Assets — 100.0%		$ 6,592,177,217

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $266,100,873, representing 4.0% of its net assets as of period end, and an original cost of $107,369,659.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,833,200	$ 55,709,758 (a)	$ —	$ (525)	$ 116	$ 64,542,549	64,510,294	$ 1,081,873 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	153,923,002	—	(153,923,002)(a)	—	—	—	—	945,302	—
				$ (525)	$ 116	$ 64,542,549		$ 2,027,175	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 69,890,286	$ —	$ —	$ 69,890,286
Automobiles	108,942,149	49,269,686	—	158,211,835
Broadline Retail	165,589,241	—	—	165,589,241
Capital Markets	22,449,780	—	—	22,449,780
Communications Equipment	255,013,287	—	—	255,013,287
Diversified Consumer Services	—	—	—	—
Electrical Equipment	87,326,843	85,642,956	—	172,969,799
Electronic Equipment, Instruments & Components	160,118,519	48,706,600	—	208,825,119
Entertainment	110,140,029	—	—	110,140,029
Financial Services	—	4,165,632	—	4,165,632
Interactive Media & Services	436,887,164	—	—	436,887,164
IT Services	189,367,550	—	200,026	189,567,576
Media	52,703,400	—	—	52,703,400
Semiconductors & Semiconductor Equipment	2,302,609,533	640,471,805	—	2,943,081,338
Software	713,465,922	—	57,695,729	771,161,651
Specialty Retail	—	—	99,010	99,010
Technology Hardware, Storage & Peripherals	439,434,343	308,641,448	—	748,075,791
Wireless Telecommunication Services	—	80,407,832	—	80,407,832
Preferred Securities	—	—	208,306,134	208,306,134
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	64,542,549	—	—	64,542,549
	$ 5,178,480,595	$ 1,217,305,959	$ 266,300,899	$ 6,662,087,453

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Technology Opportunities Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2025	$44,662,809	$100,074,838	$— (b)	$144,737,647
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	24,349,128	70,742,346	—	95,091,474
Purchases	—	38,749,947	—	38,749,947
Sales	(11,017,172)	(1,260,997)	—	(12,278,169)
Closing Balance, as of February 28, 2026	$57,994,765	$208,306,134	$— (b)	$266,300,899
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026(a)	$24,830,452	$70,742,346	$—	$95,572,798

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)
Rounds to less than $1.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$57,994,765	Market	Revenue Multiple Volatility Time to Exit	1.00x - 22.00x 70% 3.0 years	21.74x — —
Preferred Stocks	208,306,134	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	1.40x - 22.00x 70% - 90% 3.0 - 4.0 years 1.15x	17.68x 76% 3.7 years —
	266,300,899

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt